UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	01/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
January 31, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9%	Rate (%)	Date	Amount ($)	Value ($)
Connecticut - 94.3%
Connecticut,
GO	5.00	4/15/24	2,500,000	2,610,450
Connecticut,
GO	5.00	3/1/26	5,000,000	5,680,550
Connecticut,
GO	5.00	11/1/27	5,000,000	5,592,800
Connecticut,
GO	5.00	11/1/27	2,000,000	2,125,180
Connecticut,
GO	5.00	11/1/28	3,000,000	3,187,230
Connecticut,
GO	5.00	11/1/28	5,000,000	5,585,650
Connecticut,
GO	5.00	11/1/31	2,500,000	2,784,700
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/21	5,000,000	5,719,400
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/24	2,730,000	3,217,250
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/34	3,000,000	3,365,880
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	4.00	9/1/35	5,000,000	5,103,750
Connecticut,
State Revolving Fund General Revenue	5.00	1/1/23	1,250,000	1,404,125
Connecticut,
State Revolving Fund General Revenue	5.00	3/1/24	1,195,000	1,395,151
Connecticut,
State Revolving Fund General Revenue	5.00	7/1/24	2,145,000	2,497,102
Connecticut Development Authority,
PCR (The Connecticut Light and Power
Company Project)	4.38	9/1/28	3,900,000	4,198,272
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut Project)	5.50	4/1/21	4,500,000	4,991,400
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut Project)
(Insured; XLCA)	5.10	9/1/37	6,550,000	6,601,483
Connecticut Health and Educational
Facilities Authority,
Revenue (Ascension Health Senior Credit
Group)	5.00	11/15/40	10,000,000	10,683,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut - 94.3% (continued)
Connecticut Health and Educational
Facilities Authority,
Revenue (Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000		4,072,615
Connecticut Health and Educational
Facilities Authority,
Revenue (Connecticut College Issue)	4.00	7/1/46	2,000,000		1,965,940
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/27	285,000		297,985
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/34	825,000		861,812
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/35	2,000,000		2,176,780
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/40	2,500,000		2,720,975
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/46	1,000,000		1,100,040
Connecticut Health and Educational
Facilities Authority,
Revenue (Greenwich Academy Issue)
(Insured; Assured Guaranty Municipal
Corp.)	5.25	3/1/32	10,880,000		13,152,397
Connecticut Health and Educational
Facilities Authority,
Revenue (Hartford HealthCare Issue)	5.00	7/1/27	3,265,000		3,741,853
Connecticut Health and Educational
Facilities Authority,
Revenue (Hartford HealthCare Issue)	5.00	7/1/32	1,000,000		1,071,010
Connecticut Health and Educational
Facilities Authority,
Revenue (Hartford HealthCare Issue)	5.00	7/1/41	2,000,000		2,118,360
Connecticut Health and Educational
Facilities Authority,
Revenue (Hartford HealthCare Issue)	5.00	7/1/45	2,500,000		2,716,175
Connecticut Health and Educational
Facilities Authority,
Revenue (Healthcare Facility Expansion
Issue - Church Home of Hartford Inc.,
Project)	5.00	9/1/46	1,000,000	[a]	945,140
Connecticut Health and Educational
Facilities Authority,
Revenue (Healthcare Facility Expansion
Issue - Church Home of Hartford Inc.,
Project)	5.00	9/1/53	1,500,000	[a]	1,393,395
Connecticut Health and Educational
Facilities Authority,
Revenue (Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000		2,151,846
Connecticut Health and Educational
Facilities Authority,
Revenue (Quinnipiac University Issue)	5.00	7/1/36	200,000		221,684

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut - 94.3% (continued)
Connecticut Health and Educational
Facilities Authority,
Revenue (Quinnipiac University Issue)	5.00	7/1/36	5,000,000		5,542,550
Connecticut Health and Educational
Facilities Authority,
Revenue (Quinnipiac University Issue)	5.00	7/1/45	3,000,000		3,288,840
Connecticut Health and Educational
Facilities Authority,
Revenue (Quinnipiac University Issue)
(Insured; National Public Finance
Guarantee Corp.)	5.75	7/1/33	25,000		26,406
Connecticut Health and Educational
Facilities Authority,
Revenue (Sacred Heart University Issue)	5.38	7/1/31	1,000,000		1,090,610
Connecticut Health and Educational
Facilities Authority,
Revenue (Stamford Hospital Issue)	5.00	7/1/30	6,750,000		7,237,350
Connecticut Health and Educational
Facilities Authority,
Revenue (Stamford Hospital Issue)	4.00	7/1/46	2,000,000		1,942,620
Connecticut Health and Educational
Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/45	7,500,000		8,219,775
Connecticut Health and Educational
Facilities Authority,
Revenue (Wesleyan University Issue)
(Prerefunded)	5.00	7/1/20	5,000,000	[b]	5,602,000
Connecticut Health and Educational
Facilities Authority,
Revenue (Wesleyan University Issue)
(Prerefunded)	5.00	7/1/20	3,000,000	[b]	3,361,200
Connecticut Health and Educational
Facilities Authority,
Revenue (Western Connecticut Health
Network Issue)	5.38	7/1/41	1,000,000		1,080,330
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale New Haven Health Issue)	5.00	7/1/27	3,960,000		4,579,898
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale University Issue)	5.00	7/1/40	5,000,000		5,251,950
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale-New Haven Hospital
Issue) (Prerefunded)	5.75	7/1/20	4,000,000	[b]	4,581,360
Connecticut Health and Educational
Facilities Authority,
State Supported Child Care Revenue	5.00	7/1/25	1,490,000		1,642,531
Connecticut Higher Education Supplemental
Loan Authority,
Senior Revenue (Connecticut Family
Education Loan Program) (Insured;
National Public Finance Guarantee Corp.)	4.80	11/15/22	1,555,000		1,557,659

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut - 94.3% (continued)
Connecticut Higher Education Supplemental
Loan Authority,
State Supported Revenue (Connecticut
Health and Educational Facilities
Authority Loan Program)	5.00	11/15/21	1,450,000		1,609,833
Connecticut Higher Education Supplemental
Loan Authority,
State Supported Revenue (Connecticut
Health and Educational Facilities
Authority Loan Program)	5.00	11/15/22	1,400,000		1,573,950
Connecticut Higher Education Supplemental
Loan Authority,
State Supported Revenue (Connecticut
Health and Educational Facilities
Authority Loan Program)	5.00	11/15/23	1,400,000		1,584,212
Connecticut Municipal Electric Energy
Cooperative,
Power Supply System Revenue	5.00	1/1/38	3,000,000		3,295,680
Connecticut Municipal Electric Energy
Cooperative,
Transmission Services Revenue	5.00	1/1/22	1,505,000		1,729,094
Connecticut Transmission Municipal Electric
Energy Cooperative,
Transmission System Revenue	5.00	1/1/42	3,000,000		3,306,930
Eastern Connecticut Resource Recovery
Authority,
Solid Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	4,595,000		4,617,240
Greater New Haven Water Pollution Control
Authority,
Regional Wastewater System Revenue	5.00	8/15/26	700,000		821,149
Greater New Haven Water Pollution Control
Authority,
Regional Wastewater System Revenue	5.00	8/15/27	1,250,000		1,457,562
Greater New Haven Water Pollution Control
Authority,
Regional Wastewater System Revenue	5.00	8/15/29	1,500,000		1,729,770
Greater New Haven Water Pollution Control
Authority,
Regional Wastewater System Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.00	8/15/35	25,000		25,074
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	4/1/22	255,000	[b]	296,180
Hartford County Metropolitan District,
Clean Water Project Revenue	5.00	4/1/31	3,510,000		3,949,031
Hartford County Metropolitan District,
Clean Water Project Revenue (Green
Bonds)	5.00	11/1/42	2,000,000		2,233,640
New Britain,
GO (Insured; Assured Guaranty Corp.)	5.00	4/1/24	3,600,000		4,135,536
New Britain,
GO (Insured; Assured Guaranty Corp.)
(Prerefunded)	5.00	4/1/20	900,000	[b]	1,000,890

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut - 94.3% (continued)
New Haven,
GO (Insured; Build America Municipal
Assurance Company)	5.00	8/15/26	1,250,000		1,406,513
New Haven,
GO (Insured; Build America Municipal
Assurance Company)	5.00	8/15/27	750,000		839,843
Norwalk,
GO	5.00	7/15/24	1,000,000		1,161,400
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/27	3,000,000		3,462,810
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/31	3,940,000		4,429,545
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/32	1,370,000		1,549,744
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/33	1,500,000		1,692,690
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/37	3,430,000		3,902,208
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/38	1,500,000		1,705,200
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/39	1,500,000		1,668,195
South Central Connecticut Regional Water
Authority,
Water System Revenue (Insured;
National Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000		2,399,980
South Central Connecticut Regional Water
Authority,
Water System Revenue (Insured;
National Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000		2,081,880
Stamford,
GO	5.00	7/1/21	4,410,000		5,065,150
University of Connecticut,
GO	5.00	2/15/25	1,000,000		1,068,710
University of Connecticut,
GO	5.00	2/15/27	1,000,000		1,067,050
University of Connecticut,
GO	5.00	2/15/28	1,000,000		1,067,050
University of Connecticut,
Special Obligation Student Fee Revenue	5.00	11/15/24	5,000,000		5,813,750
					246,203,948
U.S. Related - 4.6%
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed Bonds	5.50	5/15/39	3,000,000		2,999,700
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	12,000,000	[c]	954,840
Guam,
Business Privilege Tax Revenue	5.00	1/1/31	1,000,000		1,037,420
Guam,
Business Privilege Tax Revenue	5.00	11/15/35	2,800,000		2,931,572

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related - 4.6% (continued)
Guam,
LOR (Section 30)	5.00	12/1/34	1,750,000	1,911,857
Virgin Islands Port Authority,
Marine Revenue	5.00	9/1/44	2,000,000	2,084,980
				11,920,369
Total Investments (cost $250,853,168)			98.9%	258,124,317
Cash and Receivables (Net)			1.1%	2,816,790
Net Assets			100.0%	260,941,107

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $2,338,535 or .9% of net assets.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	258,124,317	-	258,124,317

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2017, accumulated net unrealized appreciation on investments was $7,271,149, consisting of $10,463,460 gross unrealized appreciation and $3,192,311 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
January 31, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 94.0%
Boston Housing Authority,
Capital Program Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	4/1/24	1,900,000		1,978,622
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/23	1,325,000		1,538,299
Massachusetts,
GO	5.00	8/1/22	2,000,000		2,335,240
Massachusetts,
GO	1.14	11/1/25	5,000,000	[a]	4,761,950
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,236,850
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	2,500,000		3,010,750
Massachusetts,
Special Obligation Dedicated Tax
Revenue (Insured; National Public
Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,557,340
Massachusetts,
Transportation Fund Revenue (Rail
Enhancement and Accelerated Bridge
Programs)	5.00	6/1/41	1,500,000		1,730,700
Massachusetts Bay Transportation
Authority,
GO (General Transportation System)	7.00	3/1/21	425,000		482,911
Massachusetts Bay Transportation
Authority,
GO (General Transportation System)
(Escrowed to Maturity)	7.00	3/1/21	155,000		155,910
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.00	7/1/40	2,000,000		2,270,060
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue (Insured;
National Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		3,784,740
Massachusetts Clean Energy Cooperative
Corporation,
Massachusetts Clean Energy Cooperative
Revenue	5.00	7/1/24	2,580,000		2,944,554
Massachusetts College Building Authority,
Project Revenue	5.00	5/1/27	2,000,000		2,288,280
Massachusetts College Building Authority,
Project Revenue (Insured; National
Public Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	5/1/26	5,385,000	[b]	4,226,363
Massachusetts College Building Authority,
Project Revenue (Insured; XLCA)	5.50	5/1/28	1,450,000		1,713,871

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 94.0% (continued)
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/27	4,000,000	4,365,640
Massachusetts Development Finance
Agency,
Revenue (Baystate Medical Center Issue)	5.00	7/1/34	1,475,000	1,626,482
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music Issue)	5.00	10/1/31	1,000,000	1,107,700
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music Issue)	5.00	10/1/46	750,000	842,865
Massachusetts Development Finance
Agency,
Revenue (Boston College Issue)	5.00	7/1/42	1,000,000	1,143,110
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/37	1,000,000	1,056,870
Massachusetts Development Finance
Agency,
Revenue (Boston University Issue)	4.00	10/1/46	2,000,000	2,014,280
Massachusetts Development Finance
Agency,
Revenue (Brandeis University Issue)	5.00	10/1/26	1,250,000	1,366,150
Massachusetts Development Finance
Agency,
Revenue (Brandeis University Issue)	5.00	10/1/29	1,475,000	1,610,036
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/33	500,000	551,190
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/37	1,500,000	1,660,095
Massachusetts Development Finance
Agency,
Revenue (Children's Hospital Issue)	5.00	10/1/33	4,000,000	4,576,520
Massachusetts Development Finance
Agency,
Revenue (College of the Holy Cross
Issue)	5.00	9/1/41	800,000	908,120
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/41	1,000,000	1,099,370
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/46	2,000,000	2,190,140
Massachusetts Development Finance
Agency,
Revenue (Lahey Health System Obligated
Group Issue)	5.00	8/15/40	2,000,000	2,184,260
Massachusetts Development Finance
Agency,
Revenue (Noble and Greenough School
Issue) (Escrowed to Maturity)	5.00	4/1/21	600,000	684,504

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 94.0% (continued)
Massachusetts Development Finance
Agency,
Revenue (North Hill Communities Issue)	6.50	11/15/43	2,000,000	[c]	2,095,340
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/32	5,070,000		5,694,827
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/39	2,000,000		2,184,240
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.38	7/1/41	4,000,000		4,386,680
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/47	1,860,000		1,887,230
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/47	1,500,000		1,651,125
Massachusetts Development Finance
Agency,
Revenue (Provident Commonwealth
Education Resources Issue) (UMass
Boston Student Housing Project)	5.00	10/1/48	1,000,000		1,045,250
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/41	1,000,000		1,088,430
Massachusetts Development Finance
Agency,
Revenue (Suffolk University Issue)	5.00	7/1/30	1,000,000		1,054,150
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	5.50	1/1/22	1,500,000		1,676,970
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/46	1,000,000		1,064,060
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Issue)	5.50	7/1/31	500,000		548,945
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational Foundation
Issue)	5.00	1/1/40	1,000,000		1,121,130
Massachusetts Development Finance
Agency,
Revenue (Whitehead Institute for
Biomedical Research Issue)	5.00	6/1/23	1,350,000		1,528,187
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue I)	5.00	1/1/25	1,500,000		1,674,135

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 94.0% (continued)
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.25	7/1/29	1,300,000		1,416,155
Massachusetts Health and Educational
Facilities Authority,
Revenue (Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	1,000,000		1,062,770
Massachusetts Health and Educational
Facilities Authority,
Revenue (Harvard University Issue)
(Prerefunded)	5.00	12/15/19	1,350,000	[d]	1,492,992
Massachusetts Health and Educational
Facilities Authority,
Revenue (Massachusetts Institute of
Technology Issue)	5.25	7/1/33	4,000,000		5,123,760
Massachusetts Health and Educational
Facilities Authority,
Revenue (Partners HealthCare System
Issue)	5.25	7/1/29	1,000,000		1,090,170
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)	6.00	7/1/24	1,000,000		1,096,880
Massachusetts Health and Educational
Facilities Authority,
Revenue (Tufts University Issue)	5.50	8/15/18	1,625,000		1,735,175
Massachusetts Health and Educational
Facilities Authority,
Revenue (Wheaton College Issue)	5.00	1/1/30	2,405,000		2,557,693
Massachusetts Housing Finance Agency,
Housing Revenue	5.20	12/1/37	1,905,000		1,927,022
Massachusetts Port Authority,
Revenue	5.00	7/1/25	1,500,000		1,721,610
Massachusetts Port Authority,
Revenue	5.00	7/1/25	1,500,000		1,792,200
Massachusetts Port Authority,
Revenue	5.00	7/1/27	5,475,000		6,092,470
Massachusetts Port Authority,
Revenue	5.00	7/1/45	1,000,000		1,100,850
Massachusetts Port Authority,
Revenue	4.00	7/1/46	2,500,000		2,523,400
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/21	3,000,000		3,446,670
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/22	2,000,000		2,336,580
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	10/15/35	4,000,000		4,488,240
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/37	3,000,000		3,407,850
Massachusetts Water Resources Authority,
General Revenue	5.00	8/1/25	2,000,000		2,261,440
Massachusetts Water Resources Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/21	1,405,000		1,435,236
Massachusetts Water Resources Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/26	1,875,000		1,914,187

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 94.0% (continued)
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/24	1,320,000	1,481,238
				148,209,059
U.S. Related - 4.8%
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed Bonds	5.38	5/15/33	1,245,000	1,244,888
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed Bonds	5.50	5/15/39	1,245,000	1,244,876
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	5,000,000 [b]	397,850
Guam,
Business Privilege Tax Revenue	5.00	11/15/34	1,000,000	1,050,720
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000	1,039,540
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000	1,023,800
Virgin Islands Port Authority,
Marine Revenue	5.00	9/1/44	1,500,000	1,563,735
				7,565,409
Total Investments (cost $150,488,354)			98.8%	155,774,468
Cash and Receivables (Net)			1.2%	1,830,677
Net Assets			100.0%	157,605,145

a Variable rate security—rate shown is the interest rate in effect at period end.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $2,095,340 or 1.33% of net assets.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	155,774,468	-	155,774,468

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2017, accumulated net unrealized appreciation on investments was $5,286,114, consisting of $7,279,388 gross unrealized appreciation and $1,993,274 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
January 31, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.7%	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 96.7%
Adams County Industrial Development
Authority,
Revenue (Gettysburg College)	5.00	8/15/25	1,000,000		1,089,840
Adams County Industrial Development
Authority,
Revenue (Gettysburg College)	5.00	8/15/26	1,000,000		1,089,840
Allegheny County,
GO	5.00	12/1/31	1,040,000		1,170,291
Allegheny County,
GO	5.00	12/1/34	1,000,000		1,115,730
Allegheny County,
GO	5.00	12/1/34	3,000,000		3,360,810
Beaver County Hospital Authority,
Revenue (Heritage Valley Health System,
Inc.)	5.00	5/15/28	1,575,000		1,724,657
Bethlehem Authority,
Guaranteed Water Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	11/15/31	2,000,000		2,233,560
Boyertown Area School District,
GO	5.00	10/1/37	2,050,000		2,251,331
Bucks County Water and Sewer Authority,
Sewer System Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/1/37	500,000		557,135
Canonsburg-Houston Joint Authority,
Sewer Revenue	5.00	12/1/40	2,000,000		2,205,380
Centre County Hospital Authority,
HR (Mount Nittany Medical Center
Project)	5.00	11/15/41	750,000		817,260
Charleroi Area School Authority,
School Revenue (Insured; National Public
Finance Guarantee Corp.)	0.00	10/1/20	2,000,000	[a]	1,841,620
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	2,000,000		2,159,160
Cumberland County Municipal Authority,
Revenue (Diakon Lutheran Social
Ministries Project)	5.00	1/1/38	1,000,000		1,054,750
Dauphin County General Authority,
Health System Revenue (Pinnacle Health
System Project)	5.00	6/1/35	2,450,000		2,705,437
Dauphin County General Authority,
Health System Revenue (Pinnacle Health
System Project)	5.00	6/1/42	3,030,000		3,249,221
Delaware County Authority,
Revenue (Villanova University)	5.00	8/1/40	2,170,000		2,410,913
Delaware River Joint Toll Bridge
Commission,
Bridge System Revenue	5.00	7/1/30	500,000		570,690

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 96.7% (continued)
Delaware River Joint Toll Bridge
Commission,
Bridge System Revenue	5.00	7/1/31	500,000		567,910
Delaware River Port Authority,
Revenue	5.00	1/1/30	1,500,000		1,622,865
Delaware River Port Authority,
Revenue	5.00	1/1/37	3,000,000		3,295,500
East Hempfield Township Industrial
Development Authority,
Revenue (Willow Valley Communities
Project)	5.00	12/1/39	600,000		643,788
Geisinger Authority,
Health System Revenue (Geisinger
Health System)	5.00	6/1/41	2,500,000		2,738,900
Lancaster County Hospital Authority,
Health Center Revenue (Masonic Villages
Project)	5.00	11/1/35	1,000,000		1,097,610
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/42	1,250,000		1,388,075
McKeesport Area School District,
GO (Insured; AMBAC) (Escrowed to
Maturity)	0.00	10/1/21	1,915,000	[a]	1,752,417
Montgomery County Higher Education and
Health Authority,
HR (Abington Memorial Hospital
Obligated Group)	5.00	6/1/31	1,000,000		1,090,130
Montgomery County Industrial
Development Authority,
Health System Revenue (Jefferson Health
System)	5.00	10/1/41	4,000,000		4,296,800
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	3,200,000		3,419,456
Pennsylvania,
GO	5.00	10/15/26	3,000,000		3,453,240
Pennsylvania,
GO	5.00	10/15/29	4,000,000		4,532,520
Pennsylvania,
GO	5.00	3/15/33	1,500,000		1,660,050
Pennsylvania Economic Development
Financing Authority,
Revenue (University of Pittsburgh
Medical Center)	4.00	3/15/41	1,000,000		998,430
Pennsylvania Economic Development
Financing Authority,
Sewage Sludge Disposal Revenue
(Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,066,000
Pennsylvania Higher Educational Facilities
Authority,
Health System Revenue (University of
Pennsylvania)	5.00	8/15/40	1,500,000		1,664,820

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 96.7% (continued)
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Drexel University)	5.00	5/1/35	1,750,000		1,964,638
Pennsylvania Higher Educational Facilities
Authority,
Revenue (The Trustees of the University
of Pennsylvania)	5.00	8/15/46	1,500,000		1,717,770
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Thomas Jefferson University)	5.00	9/1/30	1,170,000		1,325,750
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Thomas Jefferson University)	5.00	3/1/40	1,000,000		1,069,840
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Thomas Jefferson University)	5.00	9/1/45	1,500,000		1,647,210
Pennsylvania Higher Educational Facilities
Authority,
Revenue (University of the Sciences in
Philadelphia)	5.00	11/1/31	1,000,000		1,112,960
Pennsylvania Housing Finance Agency,
Capital Fund Securitization Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	12/1/25	1,210,000		1,213,049
Pennsylvania Housing Finance Agency,
SFMR	4.60	10/1/27	5,000,000		5,004,300
Pennsylvania Housing Finance Agency,
SFMR	4.70	10/1/37	730,000		730,248
Pennsylvania Turnpike Commission,
Motor License Fund-Enchanced Turnpike
Subordinate Special Revenue	5.00	12/1/36	3,000,000		3,337,200
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced Turnpike
Subordinate Special Revenue	5.00	12/1/37	5,325,000		5,788,168
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior Revenue	5.00	12/1/32	3,000,000		3,468,810
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/36	1,605,000		1,774,937
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/43	2,500,000		2,764,425
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/46	1,000,000		1,100,930
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/36	1,000,000		1,093,350
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	525,000		562,763
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Prerefunded)	5.25	6/1/19	65,000	[b]	70,951
Philadelphia,
Airport Revenue	5.25	6/15/25	1,500,000		1,632,525
Philadelphia,
Airport Revenue	5.00	6/15/35	2,000,000		2,173,640
Philadelphia,
Gas Works Revenue	5.00	8/1/31	1,250,000		1,384,888
Philadelphia,
Gas Works Revenue	5.00	8/1/32	1,000,000		1,103,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 96.7% (continued)
Philadelphia Authority for Industrial
Development,
HR (The Children's Hospital of
Philadelphia Project)	5.00	7/1/42	3,000,000		3,377,130
Philadelphia Authority for Industrial
Development,
Revenue (Independence Charter School
Project)	5.50	9/15/37	1,700,000		1,711,339
Philadelphia Authority for Industrial
Development,
Revenue (Russell Byers Charter School
Project)	5.15	5/1/27	1,230,000		1,233,985
Philadelphia Authority for Industrial
Development,
Revenue (Russell Byers Charter School
Project)	5.25	5/1/37	1,715,000		1,718,756
Philadelphia Authority for Industrial
Development,
Revenue (Temple University)	5.00	4/1/45	1,500,000		1,652,955
Philadelphia Authority for Industrial
Development,
Revenue (Thomas Jefferson University)	5.00	9/1/47	1,000,000		1,089,080
Philadelphia Hospitals and Higher Education
Facilities Authority,
HR (The Children's Hospital of
Philadelphia Project)	5.00	7/1/25	1,800,000		2,020,284
Philadelphia Housing Authority,
Capital Fund Program Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/1/21	1,685,000		1,700,013
Philadelphia School District,
GO	5.25	9/1/23	1,000,000		1,069,960
Philadelphia School District,
GO	5.00	9/1/38	1,000,000		1,065,390
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	25,000	[b]	26,925
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,385
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,385
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,385
Pittsburgh,
GO (Insured; Build America Mutual
Assurance Company)	5.00	9/1/30	1,585,000		1,817,837
Pittsburgh Urban Redevelopment Authority,
MFHR (West Park Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,185,000		1,202,479
Pocono Mountains Industrial Park
Authority,
HR (Saint Luke's Hospital - Monroe
Project)	5.00	8/15/40	1,795,000		1,914,780
Reading Area Water Authority,
Water Revenue	5.00	12/1/31	2,000,000		2,228,880
State Public School Building Authority,
College Revenue (Montgomery County
Community College)	5.00	5/1/38	1,115,000		1,218,572

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.7% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania - 96.7% (continued)
State Public School Building Authority,
School Revenue (The School District of
the City of Harrisburg Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/1/32	2,000,000	2,254,780
West Shore Area Authority,
HR (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.00	1/1/26	2,000,000	2,278,020
West View Borough Municipal Authority,
Water Revenue	5.00	11/15/39	2,000,000	2,252,240
Westmoreland County Industrial
Development Authority,
Health System Revenue (Excela Health
Project)	5.00	7/1/25	2,390,000	2,571,473
Westmoreland County Municipal Authority,
Municipal Service Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	8/15/26	1,535,000	1,780,600
Westmoreland County Municipal Authority,
Municipal Service Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	8/15/42	1,000,000	1,102,890
Wilkes-Barre Finance Authority,
Revenue (University of Scranton)	5.00	11/1/34	1,000,000	1,105,810
York County,
GO	5.00	6/1/31	1,500,000	1,727,205
				149,075,306
U.S. Related - 2.0%
Guam,
Business Privilege Tax Revenue	5.00	1/1/31	1,000,000	1,037,420
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000	1,032,930
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000	1,039,540
				3,109,890
Total Investments (cost $149,040,263)			98.7%	152,185,196
Cash and Receivables (Net)			1.3%	2,015,799
Net Assets			100.0%	154,200,995

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	152,185,196	-	152,185,196

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2017, accumulated net unrealized appreciation on investments was $3,144,933, consisting of $4,962,831 gross unrealized appreciation and $1,817,898 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)